Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Securities

Note E – Securities

Debt and equity securities have been classified in the consolidated balance sheets according to management’s intent.

The amortized cost of securities available-for-sale and their approximate fair values at March 31, 2013, and December 31, 2012, are summarized as follows:

(Dollars in thousands) March 31, 2013	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds and notes
U.S. Treasury notes	$51,313	$52	$53	$51,312
Mortgage-backed securities	117,767	1,168	214	118,721
Municipal bonds	22,775	592	41	23,326
Other bonds and debentures	65	—	—	65
Equity securities	490	4	60	434

Total available-for-sale	$192,410	$1,816	$368	$193,858

(Dollars in thousands) December 31, 2012	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds and notes
U.S. Treasury notes	$51,394	$29	$48	$51,375
Mortgage-backed securities	136,342	1,569	70	137,841
Municipal bonds	22,112	570	—	22,682
Other bonds and debentures	70	—	—	70
Equity securities	490	2	91	401

Total available-for-sale	$210,408	$2,170	$209	$212,369

Maturities of debt securities, excluding mortgage-backed securities, classified as available-for-sale are as follows as of March 31, 2013:

(Dollars in thousands)	Fair Value
U.S. Treasury notes	$40,846
Municipal bonds	3,751

Total due after one year through five years	$44,597

U.S. Treasury notes	$10,466
Municipal bonds	7,437

Total due after five years through ten years	$17,903

Municipal bonds	$12,138
Other bonds and debentures	65

Total due after ten years	$12,203

For the three months ended March 31, 2013, the proceeds from sales of securities available-for-sale were $18.7 million. Gross gains of $167 thousand were realized during the same period on these sales. The tax provision applicable to these net realized gains amounted to $66 thousand. For the three months ended March 31, 2012, proceeds from sales of securities available-for-sale were $40.5 million. Gross gains of $1.2 million were realized during the same period on these sales. The tax provision applicable to these net realized gains amounted to $456 thousand. Securities, carried at $162.7 million and $152.9 million were pledged to secure public deposits, Federal Home Loan Bank (“FHLB”) advances and securities sold under agreements to repurchase as of March 31, 2013, and December 31, 2012, respectively.

NOTE 3.	Securities:

Debt and equity securities have been classified in the consolidated balance sheets according to management’s intent.

The amortized cost of securities and their approximate fair values are summarized as follows:

(Dollars in thousands)	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2012:
Available-for-sale securities
Bonds and notes -
U.S. Treasury notes	$51,394	$29	$48	$51,375
Mortgage-backed securities	136,342	1,569	70	137,841
Municipal bonds	22,112	570	—	22,682
Other bonds and debentures	70	—	—	70
Equity securities	490	2	91	401

Total available-for-sale	$210,408	$2,170	$209	$212,369

December 31, 2011:
Available-for-sale securities
Bonds and notes -
Mortgage-backed securities	$154,213	$1,786	$57	$155,942
Municipal bonds	28,475	984	18	29,441
Other bonds and debentures	24,281	255	89	24,447
Equity securities	511	9	32	488

Total available-for-sale	$207,480	$3,034	$196	$210,318

For the year ended December 31, 2012, proceeds from sales of securities available-for-sale amounted to $194.3 million. Gross gains of $3.8 million and no gross losses were realized during 2012 on sales of available-for-sale securities. The tax provision applicable to these net realized gains amounted to $1.5 million. For the year ended December 31, 2011, proceeds from sales of securities available-for-sale amounted to $102.6 million. Gross gains of $2.6 million and no gross losses were realized during 2011 on sales of available-for-sale securities. The tax provision applicable to these net realized gains amounted to $1.0 million. For the year ended December 31, 2010, proceeds from sales of securities available-for-sale amounted to $109.5 million. Gross gains of $2.0 million and gross losses of $3 thousand were realized during 2010 on sales of available-for-sale securities. The tax provision applicable to these net realized gains amounted to $806 thousand.

Maturities of debt securities, excluding mortgage-backed securities, classified as available-for-sale are as follows as of December 31, 2012:

(Dollars in thousands)	Fair Value
U.S. Treasury notes	$40,881
Municipal bonds	3,775

Total due after one year through five years	$44,656

U.S. Treasury notes	$10,494
Municipal bonds	6,747

Total due after five years through ten years	$17,241

Municipal bonds	$12,160
Other bonds and debentures	70

Total due after ten years	$12,230

There were no issuers of securities, other than U.S. government and agency obligations, whose aggregate carrying value exceeded 10% of stockholders’ equity as of December 31, 2012.

Securities, carried at $152.2 million and $155.9 million were pledged to secure public deposits, the treasury, tax and loan account, Federal Home Loan Bank advances and securities sold under agreements to repurchase as of December 31, 2012 and 2011, respectively.

The aggregate fair value and unrealized losses of securities that have been in a continuous unrealized-loss position for less than twelve months and for twelve months or more, and are not other than temporarily impaired, are as follows as of December 31:

	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
(Dollars in thousands)
December 31, 2012:
Bonds and notes -
U.S. Treasury notes	$10,494	$48	$—	$—	$10,494	$48
Mortgage-backed securities	24,025	70	2	—	24,027	70
Equity securities	—	—	377	91	377	91

Total temporarily impaired securities	$34,519	$118	$379	$91	$34,898	$209

December 31, 2011:
Bonds and notes -
Mortgage-backed securities	$38,094	$57	$—	$—	$38,094	$57
Municipal bonds	—	—	1,396	18	1,396	18
Other bonds and debentures	7,056	89	—	—	7,056	89
Equity securities	26	1	462	31	488	32

Total temporarily impaired securities	$45,176	$147	$1,858	$49	$47,034	$196

The investments in the Company’s investment portfolio that are temporarily impaired as of December 31, 2012 consist primarily of equity securities, mortgage-backed securities issued by U.S. Government sponsored enterprises and agencies, and U.S. treasury notes. The unrealized losses on debt securities are primarily attributable to changes in market interest rates and current market inefficiencies. The unrealized losses on equity securities are primarily attributable to lack of trading activity related to the security and are not considered credit related losses. As company management has the ability and intent to hold debt securities until maturity and equity securities for the foreseeable future, no declines are deemed to be other than temporary.